SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - Employee and director [Member] - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Number of options
Outstanding at January 1, 2024	5,679,775
Granted	280,000
Exercised	(76,875)
Forfeited and cancelled	(337,875)
Outstanding as of June 30, 2024	5,545,025
Exercisable as of June 30, 2024	2,219,608
Weighted-average exercise price
Outstanding at January 1, 2024	$ 6.9
Granted	5.8
Exercised	6.4
Forfeited and cancelled	10.5
Outstanding as of June 30, 2024	6.7
Exercisable as of June 30, 2024	$ 7
Weighted-average remaining contractual term (in years)
Outstanding at End	4 years	4 years 2 months 12 days
Exercisable as of June 30, 2024	3 years 1 month 6 days
Aggregate intrinsic value
Outstanding at January 1, 2024	$ 817
Outstanding as of June 30, 2024	0
Exercisable as of June 30, 2024	$ 6